BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
BORROWINGS
Schedule of borrowings

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Current
Short-term borrowings:
Bank loans	4,268,154	4,404,704
Current portion of long-term borrowings	711,359	293,647
Total current borrowings	4,979,513	4,698,351
Non-Current
Long-term borrowings:
Bank loans	1,138,174	1,027,764
Total non-current borrowings	1,138,174	1,027,764
Total borrowings	6,117,687	5,726,115

Schedule of future maturities of short-term borrowings and long-term borrowings

As of June 30,
2026
US$
Remainder of 2026	4,698,351
2027	1,027,764
5,726,115